Organization and Summary of Significant Accounting Policies - Cash and Cash Equivalents (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash equivalents	$ 0	$ 0